Segment Analysis (Tables)	12 Months Ended
Mar. 31, 2023
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Segmental Results of Operations
For the fiscal year ended March 31, 2023:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit (3)	Global Markets Business Unit	Head office account and others (3)	Total
	(In billions)
Consolidated gross profit (1)	¥773.7	¥1,150.2	¥1,205.2	¥457.8	¥(416.7)	¥3,170.2
General and administrative expenses	(293.3)	(933.3)	(637.9)	(112.5)	27.8	(1,949.2)
Others (2)	78.1	4.7	44.9	28.9	(101.2)	55.4

Consolidated net business profit	¥558.5	¥221.6	¥612.2	¥374.2	¥(490.1)	¥1,276.4

For the fiscal year ended March 31, 2022:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥707.5	¥1,146.9	¥872.0	¥390.6	¥(171.5)	¥2,945.5
General and administrative expenses	(303.6)	(935.5)	(461.3)	(92.3)	(28.4)	(1,821.1)
Others (2)	65.8	3.5	20.5	39.8	(101.1)	28.5

Consolidated net business profit	¥469.7	¥214.9	¥431.2	¥338.1	¥(301.0)	¥1,152.9

For the fiscal year ended March 31, 2021:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥634.9	¥1,127.4	¥723.7	¥460.7	¥(140.5)	¥2,806.2
General and administrative expenses	(299.9)	(910.4)	(383.3)	(82.9)	(70.6)	(1,747.1)
Others (2)	53.5	2.2	26.3	35.7	(92.8)	24.9

Consolidated net business profit	¥388.5	¥219.2	¥366.7	¥413.5	¥(303.9)	¥1,084.0

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

(3)
The business segment of Fullerton India Credit Company Limited (“Fullerton India”) and its consolidated subsidiary was changed from Head office account and others to Global Business Unit from the beginning of the fiscal year ended March 31, 2023.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In billions)
Consolidated net business profit	¥1,276.4	¥1,152.9	¥1,084.0
Differences between management reporting and Japanese GAAP:
Total credit costs	(210.2)	(274.4)	(360.5)
Gains on equity instruments	155.9	209.1	92.6
Extraordinary gains or losses and others	(123.6)	(158.0)	(143.9)

Profit before tax under Japanese GAAP	1,098.5	929.6	672.2

Differences between Japanese GAAP and IFRS:
Scope of consolidation	4.9	3.0	5.7
Derivative financial instruments	374.0	136.9	94.8
Investment securities	(147.0)	(189.2)	113.3
Loans and advances	13.6	(54.4)	60.9
Investments in associates and joint ventures	(10.6)	(61.5)	3.4
Property, plant and equipment	1.6	9.0	(2.5)
Lease accounting	(0.5)	(0.9)	1.0
Defined benefit plans	(60.7)	(67.0)	—
Foreign currency translation	6.6	(40.7)	(20.2)
Classification of equity and liability	11.3	10.9	12.5
Others	(29.8)	0.8	15.4

Profit before tax under IFRS	¥1,261.9	¥676.5	¥956.5

Operating Income by Geographical Area
To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Domestic (1) :
Japan	¥1,778,161	¥1,805,619	¥2,077,833

Total domestic	1,778,161	1,805,619	2,077,833

Foreign (1)(2) :
Americas	829,948	592,009	448,998
Europe and Middle East	356,222	280,930	246,218
Asia and Oceania	826,345	458,902	392,536

Total foreign	2,012,515	1,331,841	1,087,752

Total operating income (3)	¥3,790,676	¥3,137,460	¥3,165,585

(1)
The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)
Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany and others; Asia and Oceania include China, Singapore, Indonesia and others except Japan.

(3)
Total operating income comprises net interest income, net fee and commission income, net trading income, net income from financial assets and liabilities at fair value through profit or loss, net investment income and other income.